Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (8,079,392)	$ 698,032
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of plant and equipment	164,811	(12,224)
Amortization of right-of-use assets	155,638	(88,135)
Interest expense	527,749	120,335
Loss on digital assets, fair value	562,877
Loss on financial assets	2,590
Embedded derivative loss	4,520
Director share based expense	211,360
Loss on debt restructure Cost	3,421,643
Changes in operating assets and liabilities:
Accounts receivable	50,561	(14,322)
Inventories	(16,006)	(15,281)
Deposit, prepayment and other receivables, net	(1,814,537)	(1,759,823)
Amount due from agency	401,240
Deferred offering cost	75,496
Accounts payable	98,828	(422,710)
Accrued liabilities and other payables	(211,656)	(256,780)
Contract liabilities	(6,146)	3,287
Operating lease liabilities	(157,023)	860,564
Taxes payable		(8,008)
Net cash used in operating activities	(4,607,447)	(895,065)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(110,357)	(63,540)
Purchase of intangible assets		(5,723,683)
Purchase of Right of Use		(819,692)
Investment in Artwork		(270,000)
Investment in Financial assets		(665,870)
Disposal in Financial assets	1,154,999
Investment in equity securities	(1,000,000)
Deposit paid for acquisition of land	(100,000)
Net cash used in investing activities	(55,358)	(7,542,785)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of convertible notes, net	1,853,523	847,049
Settlement of Forbearance liability	(662,500)
Amount with related parties	58,060	(269,025)
Subscription receivables		204,000
Equity line of Credit	3,778,395	9,181,273
Net cash provided by financing activities	5,027,478	9,963,297
Net increase in cash and cash equivalents	364,673	1,525,447
Effect of foreign currency translation on cash and cash equivalents	(99,505)	(374,711)
Cash and cash equivalents, beginning of period	758,621	457,740
Cash and cash equivalents, end of period	$ 1,023,789	$ 1,608,476